CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and investments

	2018	2017
Cash	6,800	10,439
Banks and immediately available investments	2,883,344	2,544,899
Cash and cash equivalents	2,890,144	2,555,338

	2018	2017
Held for trading	459,470	821,518
Short-term investments	459,470	821,518